Net interest income - Summary of net interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net interest income [abstract]
Interest income on loans	€ 18,440	€ 13,914	€ 15,624
Interest income on financial assets at fair value through OCI	511	346	512
Interest income on debt securities at amortised cost	591	468	508
Interest income on non-trading derivatives (hedge accounting)	4,011	2,361	3,392
Negative interest on liabilities	887	1,487	678
Total interest income using effective interest rate method	24,439	18,577	20,715
Interest income on financial assets at fair value through profit or loss	1,444	435	658
Interest income on non-trading derivatives (no hedge accounting)	2,390	2,025	1,154
Interest income other	100	14	32
Total other interest income	3,934	2,474	1,843
Total interest income	28,373	21,051	22,559
Interest expense on deposits from banks	420	109	177
Interest expense on customer deposits	2,800	915	1,331
Interest expense on debt securities in issue	1,722	1,218	1,732
Interest expense on subordinated loans	648	571	612
Negative interest on assets	285	572	353
Interest expense on non-trading derivatives (hedge accounting)	4,144	1,700	3,198
Total interest expense using effective interest rate method	10,019	5,085	7,402
Interest expense on financial liabilities at fair value through profit or loss	1,237	304	514
Interest expense on non-trading derivatives (no hedge accounting)	2,411	1,605	1,029
Interest expense on lease liabilities	15	14	18
Interest expense other	98	43	44
Total other interest expense	3,762	1,966	1,605
Total interest expense	13,780	7,051	9,007
Net interest income	€ 14,593	€ 14,000	€ 13,552